Income Tax and Deferred Taxes - Summary of Reconciliation of Tax Expense (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major Components Of Tax Expense Income [Abstract]
Total tax expense using statutory rate	(27.00%)	(27.00%)	(27.00%)
Tax effect of rates applied in other countries	2.87%	(0.48%)
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	1.99%	0.39%	1.28%
Tax effect of non-deductible expenses for determining taxable profit (loss)	(5.55%)	(1.22%)	(3.20%)
Tax effect of adjustments to taxes in previous periods	(1.24%)	(0.64%)	(0.11%)
Price level restatement for tax purposes (investments and equity)	13.47%	3.94%	2.63%
Total adjustments to tax expense using statutory rate	11.54%	1.98%	0.59%
Income tax expense	(15.46%)	(25.02%)	(26.41%)
Accounting profit before tax	$ 225,971,535	$ 906,925,876	$ 1,778,680,669
Total tax expense using statutory rate	(61,012,314)	(244,869,987)	(480,243,781)
Tax effect of rates applied in other countries	6,494,366	(4,360,505)	23,800
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	4,507,592	3,493,906	22,736,630
Tax effect of non-deductible expenses for determining taxable profit (loss)	(12,540,466)	(11,104,171)	(56,916,018)
Tax effect of adjustments to income taxes in previous periods	(2,810,805)	(5,823,911)	(2,021,133)
Price level restatement for tax purposes (investments and equity)	30,433,063	35,752,183	46,723,622
Total adjustments to tax expense using statutory rate	26,083,750	17,957,502	10,546,901
Income tax (expense) /benefit	$ (34,928,564)	$ (226,912,485)	$ (469,696,880)